BASIS OF PRESENTATION (Details)	9 Months Ended
Sep. 30, 2023
La Preciosa Silver & Gold Mines Ltd.(Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Canada
Nature of Operations	Holding company
Nueva Vizcaya Mining, S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican administration
Compania Minera Mexicana de Avino, S.A. de C.V. (Member)
Statement [Line Items]
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Ownership Interest Indirect	1.22%
Ownership Interest Direct	98.45%
Ownership Interest Effective	99.67%
Proyectos Mineros La Preciosa S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mining and exploration
Cervantes LLP (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	U.S.
Nature of Operations	Holding company
La Luna Silver & Gold Mines Ltd. (Member)
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Canada
Nature of Operations	Holding company
Promotora Avino, S.A. de C.V. (Member)
Statement [Line Items]
Ownership Interest	79.09%
Jurisdiction	Mexico
Nature of Operations	Holding company
Oniva Silver and Gold Mines S.A. de C.V [Member]
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Nature of Operations	Mexican operations and administration